FAIR VALUE MEASUREMENTS (Details Narrative) - EBP 001 - Investment, Identifier [Axis]: Managed Income Portfolio	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
EBP, Investment, Fair Value and NAV [Line Items]
Net Asset Value Per Share | $ / shares	$ 1
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Investment Redemption, Frequency	The MIP allows for daily liquidity, with no additional days’ notice required for redemption for participant level transactions; however, the Plan is required to give twelve-month notice prior to liquidation.
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Unfunded Commitments | $	$ 0